UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number     811-22080
                                                   -----------------

                    First Trust Active Dividend Income Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
                -----------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                  Date of reporting period: February 28, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2011 (UNAUDITED)



     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - 94.4%

                 AEROSPACE & DEFENSE - 3.6%
         10,000  Boeing (The) Co. ...................................................      $      720,100
         25,000  Lockheed Martin Corp. ..............................................           1,979,000
          7,500  Northrop Grumman Corp. .............................................             500,100
                                                                                           --------------
                                                                                                3,199,200
                                                                                           --------------

                 AUTO COMPONENTS - 0.6%
         10,000  Magna International, Inc. ..........................................             493,600
                                                                                           --------------

                 AUTOMOBILES - 1.4%
         80,000  Ford Motor Co. (b)..................................................           1,204,000
                                                                                           --------------

                 BEVERAGES - 3.7%
         10,000  Coca-Cola (The) Co. ................................................             639,200
         20,000  Diageo PLC, ADR ....................................................           1,565,200
         16,000  PepsiCo, Inc. ......................................................           1,014,720
                                                                                           --------------
                                                                                                3,219,120
                                                                                           --------------

                 CAPITAL MARKETS - 0.2%
         15,000  PennantPark Investment Corp. .......................................             190,500
                                                                                           --------------

                 CHEMICALS - 0.8%
         40,000  Huntsman Corp ......................................................             706,000
                                                                                           --------------

                 COMMERCIAL BANKS - 5.0%
         25,000  Bank of Nova Scotia ................................................           1,546,250
         25,000  PNC Financial Services Group, Inc. .................................           1,542,500
         15,000  Toronto-Dominion Bank (The) ........................................           1,255,650
                                                                                           --------------
                                                                                                4,344,400
                                                                                           --------------

                 COMMUNICATIONS EQUIPMENT - 2.7%
         40,000  QUALCOMM, Inc. .....................................................           2,383,200
                                                                                           --------------

                 DIVERSIFIED CONSUMER SERVICES - 2.5%
         40,000  DeVry, Inc. ........................................................           2,170,000
                                                                                           --------------

                 DIVERSIFIED FINANCIAL SERVICES - 2.8%
        100,000  Bank of America Corp. ..............................................           1,429,000
        225,000  Citigroup, Inc. (b).................................................           1,053,000
                                                                                           --------------
                                                                                                2,482,000
                                                                                           --------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 7.0%
         18,000  BCE, Inc. ..........................................................             668,160
         20,000  Chunghwa Telecom Co., Ltd. .........................................             590,200
         60,000  Deutsche Telekom AG, ADR ...........................................             805,200
         90,000  Frontier Communications Corp. ......................................             764,100
        160,000  Telecom Corp. of New Zealand Ltd. ..................................           1,265,600
         90,000  Telstra Corp. Ltd. .................................................           1,284,300
         60,000  Windstream Corp. ...................................................             752,400
                                                                                           --------------
                                                                                                6,129,960
                                                                                           --------------

                 ELECTRIC UTILITIES - 0.5%
         10,000  Pepco Holdings, Inc. ...............................................             187,300


                See Notes to Quarterly Portfolio of Investments           Page 1



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 ELECTRIC UTILITIES - (CONTINUED)
          5,000  Progress Energy, Inc. ..............................................      $      228,550
                                                                                           --------------
                                                                                                  415,850
                                                                                           --------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.2%
         60,000  Corning, Inc. ......................................................           1,383,600
         15,000  Tyco Electronics Ltd. ..............................................             540,600
                                                                                           --------------
                                                                                                1,924,200
                                                                                           --------------

                 ENERGY EQUIPMENT & SERVICES - 0.8%
         10,000  Baker Hughes, Inc. .................................................             710,500
                                                                                           --------------

                 FOOD & STAPLES RETAILING - 0.7%
         18,000  PriceSmart, Inc. ...................................................             640,620
                                                                                           --------------

                 FOOD PRODUCTS - 0.5%
          5,000  B&G Foods, Inc. ....................................................              75,000
          5,000  Bunge Ltd. .........................................................             360,850
                                                                                           --------------
                                                                                                  435,850
                                                                                           --------------

                 HOTELS, RESTAURANTS & LEISURE - 0.6%
         10,000  Carnival Corp. .....................................................             426,700
         10,000  Summit Hotel Properties, Inc. (b)...................................              97,500
                                                                                           --------------
                                                                                                  524,200
                                                                                           --------------

                 HOUSEHOLD DURABLES - 0.9%
         10,000  Stanley Black & Decker, Inc. .......................................             758,300
                                                                                           --------------

                 HOUSEHOLD PRODUCTS - 1.5%
         20,000  Kimberly-Clark Corp. ...............................................           1,318,000
                                                                                           --------------

                 INDUSTRIAL CONGLOMERATES - 2.9%
          6,000  3M Co. .............................................................             553,380
         95,000  General Electric Co. ...............................................           1,987,400
                                                                                           --------------
                                                                                                2,540,780
                                                                                           --------------

                 INSURANCE - 6.4%
         15,000  ACE Ltd. ...........................................................             948,750
         25,000  Cincinnati Financial Corp. .........................................             851,250
         55,000  Hartford Financial Services Group, Inc. ............................           1,628,000
          5,000  MetLife, Inc. ......................................................             236,800
         10,000  Principal Financial Group, Inc. ....................................             342,600
         25,000  Prudential Financial, Inc. .........................................           1,645,750
                                                                                           --------------
                                                                                                5,653,150
                                                                                           --------------

                 INTERNET & CATALOG RETAIL - 1.7%
          8,700  Amazon.com, Inc. (b)................................................           1,507,623
                                                                                           --------------

                 IT SERVICES - 2.2%
         15,000  Accenture PLC ......................................................             772,200
         19,000  Automatic Data Processing, Inc. ....................................             950,000
         15,000  Sapient Corp. ......................................................             177,750
                                                                                           --------------
                                                                                                1,899,950
                                                                                           --------------


                See Notes to Quarterly Portfolio of Investments           Page 2



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 MACHINERY - 4.6%
         15,000  AGCO Corp. (b)......................................................      $      821,700
         22,500  Crane Co. ..........................................................           1,062,900
          2,500  Cummins, Inc. ......................................................             252,800
          5,000  Deere & Co. ........................................................             450,750
         12,500  Dover Corp. ........................................................             803,125
         15,000  Ingersoll-Rand PLC .................................................             679,500
                                                                                           --------------
                                                                                                4,070,775
                                                                                           --------------

                 MARINE - 0.1%
          5,000  Nordic American Tanker Shipping Ltd. ...............................             122,450
                                                                                           --------------

                 MEDIA - 1.8%
         85,000  News Corp. .........................................................           1,564,000
                                                                                           --------------

                 METALS & MINING - 3.8%
         12,500  Allegheny Technologies, Inc. .......................................             838,500
         20,000  BHP Billiton Ltd., ADR .............................................           1,892,000
          2,500  Freeport-McMoRan Copper & Gold, Inc. ...............................             132,375
         10,000  Southern Copper Corp. ..............................................             423,200
          2,500  Vale S.A., ADR .....................................................              85,575
                                                                                           --------------
                                                                                                3,371,650
                                                                                           --------------

                 MULTI-UTILITIES - 0.6%
          5,000  Dominion Resources, Inc. ...........................................             228,150
         10,000  Public Service Enterprise Group, Inc. ..............................             327,000
                                                                                           --------------
                                                                                                  555,150
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 16.1%
         11,500  Anadarko Petroleum Corp. ...........................................             941,045
         10,000  Arch Coal, Inc. ....................................................             335,300
         23,000  Cameco Corp. .......................................................             937,020
         30,000  ConocoPhillips .....................................................           2,336,100
         25,000  Devon Energy Corp. .................................................           2,286,000
         30,000  EnCana Corp. .......................................................             976,200
         45,000  Linn Energy LLC ....................................................           1,747,350
         12,000  Occidental Petroleum Corp. .........................................           1,223,640
         30,000  Range Resources Corp. ..............................................           1,629,000
         25,000  Southwestern Energy Co. (b).........................................             987,000
          2,000  Total S.A., ADR ....................................................             122,600
         20,000  Vanguard Natural Resources LLC .....................................             654,800
                                                                                           --------------
                                                                                               14,176,055
                                                                                           --------------

                 PERSONAL PRODUCTS - 0.4%
         14,000  Medifast, Inc. (b)..................................................             323,960
                                                                                           --------------

                 PHARMACEUTICALS - 0.4%
         10,000  Merck & Co., Inc. ..................................................             325,700
                                                                                           --------------

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.5%
          9,000  American Capital Agency Corp. ......................................             265,050
        100,000  Annaly Capital Management, Inc. ....................................           1,793,000


                See Notes to Quarterly Portfolio of Investments           Page 3



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


     SHARES/
      UNITS                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 REAL ESTATE INVESTMENT TRUSTS (REITS) - (CONTINUED)
         15,000  Plum Creek Timber Co., Inc. ........................................      $      629,400
         15,000  Weyerhaeuser Co. ...................................................             366,150
                                                                                           --------------
                                                                                                3,053,600
                                                                                           --------------

                 ROAD & RAIL - 1.7%
         20,000  Canadian National Railway Co. ......................................           1,465,400
                                                                                           --------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
         55,000  Analog Devices, Inc. ...............................................           2,193,400
         10,000  Applied Materials, Inc. ............................................             164,300
         20,000  Cypress Semiconductor Corp. (b).....................................             419,200
         13,000  Skyworks Solutions, Inc. (b)........................................             467,220
         30,000  Taiwan Semiconductor Manufacturing Co., Ltd., ADR ..................             368,700
                                                                                           --------------
                                                                                                3,612,820
                                                                                           --------------

                 SOFTWARE - 1.3%
         22,500  Check Point Software Technologies Ltd. (b)..........................           1,121,400
                                                                                           --------------

                 SPECIALTY RETAIL - 0.6%
         15,000  Home Depot (The), Inc. .............................................             562,050
                                                                                           --------------

                 TOBACCO - 3.5%
         10,000  Altria Group, Inc. .................................................             253,700
          1,000  British American Tobacco PLC .......................................              81,130
         20,000  Lorillard, Inc. ....................................................           1,535,400
          5,000  Philip Morris International, Inc. ..................................             313,900
         25,000  Reynolds American, Inc. ............................................             858,000
                                                                                           --------------
                                                                                                3,042,130
                                                                                           --------------

                 WIRELESS TELECOMMUNICATION SERVICES - 0.7%
         12,500  Philippine Long Distance Telephone Co. .............................             621,000
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................          82,839,143
                 (Cost $81,911,695)                                                        --------------


MASTER LIMITED PARTNERSHIPS - 1.2%

                 OIL, GAS & CONSUMABLE FUELS - 1.2%
          15,000 Kinder Morgan Energy Partners, L.P. ................................           1,104,750
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................           1,104,750
                 (Cost $1,092,431)                                                         --------------


     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
INVESTMENT COMPANIES - 1.9%

                 ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
         15,000  ProShares UltraShort 20+ Year Treasury (b)..........................             564,450
          6,000  Proshares UltraShort QQQ (b)........................................             306,300
         15,000  Proshares UltraShort S&P500 (b).....................................             316,350


                See Notes to Quarterly Portfolio of Investments           Page 4



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


     SHARES                                  DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
INVESTMENT COMPANIES - (CONTINUED)

                 ASSET MANAGEMENT & CUSTODY BANKS - (CONTINUED)
         24,000  Solar Senior Capital Ltd. (b).......................................      $      469,920
                                                                                           --------------
                 TOTAL INVESTMENT COMPANIES .........................................           1,657,020
                                                                                           --------------
                 (Cost $1,682,549)

                 TOTAL INVESTMENTS - 97.5% ..........................................          85,600,913
                 (Cost $84,686,675) (c)

                 NET OTHER ASSETS AND LIABILITIES - 2.5% ............................           2,185,355
                                                                                           --------------
                 NET ASSETS - 100.0% ................................................      $   87,786,268
                                                                                           ==============

--------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b)   Non-income producing security.

      (c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,349,690 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,435,452.

      ADR   American Depositary Receipt

--------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolios of Investments):

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   2/28/2011        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Common Stocks*................................  $    82,839,143  $  82,839,143  $            --  $           --
Master Limited Partnerships*..................        1,104,750      1,104,750               --              --
Investment Companies*.........................        1,657,020      1,657,020               --              --
                                                ---------------  -------------  ---------------  --------------
TOTAL INVESTMENTS.............................  $    85,600,913  $  85,600,913  $            --  $           --
                                                ===============  =============  ===============  ==============


* See the Portfolio of Investments for industry breakout.






                See Notes to Quarterly Portfolio of Investments           Page 5

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS


                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

            1) the type of security;
            2) the size of the holding;
            3) the initial cost of the security;
            4) transactions in comparable securities;
            5) price quotes from dealers and/or pricing services;
            6) relationships among various securities;
            7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
            8) an analysis of the issuer's financial statements; and
            9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

            1) the value of similar foreign securities traded on other foreign markets;
            2) ADR trading of similar securities;
            3) closed-end fund trading of similar securities;
            4) foreign currency exchange activity;
            5) the trading prices of financial products that are tied to baskets of foreign securities;
            6) factors relating to the event that precipitated the pricing problem;
            7) whether the event is likely to recur; and
            8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o     Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             -------------------------------------------------------------------

By (Signature and Title)* /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date    April 27, 2011
     -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James A. Bowen
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date    April 27, 2011
     -----------------------


By (Signature and Title)* /s/ Mark R. Bradley
                         -------------------------------------------------------
                         Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                         (principal financial officer)

Date    April 27, 2011
     -----------------------


* Print the name and title of each signing officer under his or her signature.